Employee benefits	12 Months Ended
Dec. 31, 2017
Employee Benefits [Abstract]
Employee benefits
Employee benefits
The Company operates defined benefit pension plans in Germany, Italy, Sweden and Austria, as well as various defined contribution plans in other countries. All of these schemes were inherited from the Predecessor or acquired from the Findus Group.

i.	Defined contribution plans
Successor
The total expense relating to defined contribution plans for the year ended December 31, 2017 was €8.5 million (year ended December 31, 2016: €9.6 million, €4.4 million for the nine months ended December 31, 2015, nil for the year ended March 31, 2015).
Predecessor
The total expense relating to defined contribution plans for the five months period ended May 31, 2015 was €2.4 million.

ii.	Defined benefit plans
The Company operates partially funded defined benefit pension plans in Germany and Austria as well as unfunded plans in Sweden and Italy. In addition, an unfunded post-retirement medical plan is operated in Austria. In Germany and Italy long term service awards are in operation and various other countries provide other employee benefits.

	Successor	Successor
	Dec 31, 2017	Dec 31, 2016
	€m	€m
Total employee benefit obligations-Germany	117.5	121.8
Total employee benefit obligations-Sweden	59.8	56.7
Total employee benefit obligations-Italy	5.3	5.1
Total employee benefit obligations-Austria	2.8	4.2
Sub-total	185.4	187.8
Total net employee benefit obligations-other countries	3.0	3.1
Total net employee benefit obligations	188.4	190.9

The obligation of €3.0 million (December 31, 2016: €3.1 million) in respect of other countries is the aggregate of a number of different types of minor schemes, each one not being considered material individually or in aggregate. Consequently detailed disclosure of these schemes is not provided.
The amount included in the Statement of Financial Position arising from the Company’s obligations in respect of its defined benefit retirement plans and post-employment benefits is as follows:
Successor

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2017	€m	€m	€m
Present value of unfunded defined benefit obligations	65.7	4.9	70.6
Present value of funded defined benefit obligations	196.1	—	196.1
Subtotal present value of defined benefit obligations	261.8	4.9	266.7
Fair value of plan assets	(81.3)	—	(81.3)
Recognized liability for net defined benefit obligations	180.5	4.9	185.4

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
December 31, 2016	€m	€m	€m
Present value of unfunded defined benefit obligations	62.5	4.9	67.4
Present value of funded defined benefit obligations	200.2	—	200.2
Subtotal present value of defined benefit obligations	262.7	4.9	267.6
Fair value of plan assets	(79.8)	—	(79.8)
Recognized liability for net defined benefit obligations	182.9	4.9	187.8
Movements in recognized liability for net defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2017	182.9	4.9	187.8
Current service cost	4.1	(0.1)	4.0
Interest cost	3.5	0.1	3.6
Actuarial gains	(2.9)	—	(2.9)
Contributions to plan	(0.5)	—	(0.5)
Benefits paid	(4.9)	—	(4.9)
Exchange adjustments	(1.7)	—	(1.7)
As at December 31, 2017	180.5	4.9	185.4
	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2016	159.4	5.7	165.1
Current service cost	3.9	(0.4)	3.5
Interest cost	3.9	0.1	4.0
Actuarial losses	23.6	—	23.6
Contributions to plan	(0.5)	—	(0.5)
Benefits paid	(5.1)	(0.3)	(5.4)
Exchange adjustments	(2.3)	(0.2)	(2.5)
As at December 31, 2016	182.9	4.9	187.8

Movements in present value of defined benefit obligations:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2017	262.7	4.9	267.6
Current service cost	4.1	(0.1)	4.0
Interest cost	4.9	0.1	5.0
Actuarial experience losses	0.5	—	0.5
Actuarial losses arising from changes in financial assumptions	1.5	—	1.5
Actuarial gains arising from changes in demographic assumptions	(3.0)	—	(3.0)
Contributions to plan	0.3	—	0.3
Benefits paid	(7.5)	—	(7.5)
Exchange adjustments	(1.7)	—	(1.7)
As at December 31, 2017	261.8	4.9	266.7
	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	€m	€m	€m
Opening balance January 1, 2016	238.3	5.7	244.0
Current service cost	3.9	(0.4)	3.5
Interest cost	5.8	0.1	5.9
Actuarial experience gains	(0.3)	—	(0.3)
Actuarial losses arising from changes in financial assumptions	24.5	—	24.5
Contributions to plan	0.5	—	0.5
Benefits paid	(7.7)	(0.3)	(8.0)
Exchange adjustments	(2.3)	(0.2)	(2.5)
As at December 31, 2016	262.7	4.9	267.6

Movements in fair value of plan assets of defined benefit retirement plans:

2017
€m
Opening balance January 1, 2017	79.8
Interest income	1.4
Actuarial gains arising from the return on plan assets, excluding interest income	1.9
Contributions by employer	0.5
Contributions by members	0.3
Benefits paid	(2.6)
As at December 31, 2017	81.3

2016
€m
Opening balance January 1, 2016	78.9
Interest income	1.9
Actuarial gains arising from the return on plan assets, excluding interest income	0.6
Contributions by employer	0.5
Contributions by members	0.5
Benefits paid	(2.6)
As at December 31, 2016	79.8

Expense recognized in the Consolidated Statement of Profit or Loss:

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2017	2017	2017
	€m	€m	€m
Current service cost	4.1	(0.1)	4.0
Interest cost	3.5	0.1	3.6
For the year ended December 31, 2017	7.6	—	7.6

	Defined benefit retirement plans	Post-employment medical benefits and other benefits	Total
	2016	2016	2016
	€m	€m	€m
Current service cost	3.9	(0.4)	3.5
Interest cost	3.9	0.1	4.0
For the year ended December 31, 2016	7.8	(0.3)	7.5

Current service cost is allocated between cost of sales and other operating expenses. Interest on net defined benefit obligation is disclosed in net financing costs.

Amount recognized in the Consolidated Statement of Comprehensive Income:

	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m
Actuarial experience losses/(gains)	0.5	(0.3)
Actuarial losses arising from changes in financial assumptions	1.5	24.5
Actuarial gains arising from changes in demographic assumptions	(3.0)	—
Actuarial gains arising from the return on plan assets, excluding interest income	(1.9)	(0.6)
Total actuarial (gains)/losses	(2.9)	23.6

	2017	2016
	€m	€m
Cumulative amount of actuarial losses recognized in Consolidated Statement of Comprehensive Income	1.3	4.2

The fair value of plan assets, all at quoted prices are as follows:

	Dec 31, 2017	Dec 31, 2016
	€m	€m
Equities	17.4	15.1
Debt instruments	51.3	51.7
Property	8.9	9.6
Other	3.7	3.4
Total	81.3	79.8

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2017	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.95%	2.4%	2.2%	1.2%	1.15%	0.9%
Inflation rate	2.0%	1.9%	2.0%	1.5%	2.0%	2.0%
Rate of increase in salaries	2.8%	2.25%	3.0%	—	2.8%	3.0%
Rate of increase for pensions in payment	1%-2%	2.25%	1.7%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.0%

	Defined benefit retirement plans				Post-employment medical benefits and other benefits
December 31, 2016	Germany	Sweden	Austria	Italy	Germany	Austria
Discount rate	1.8%	2.5%	1.0%	1.5%	1.2%	1.0%
Inflation rate	2.0%	1.25%	1.7%	1.5%	2.0%	1.7%
Rate of increase in salaries	2.5%	2.25%	3.0%	—	2.5%	3.0%
Rate of increase for pensions in payment	1%-2%	2.25%	1.7%	—	—	—
Long term medical cost of inflation	—	—	—	—	—	2.0%

In valuing the liabilities of the pension fund at December 31, 2017 and December 31, 2016, mortality assumptions have been made as indicated below. The assumptions relating to longevity underlying the pension liabilities at the financial year end date are based on standard actuarial mortality tables and include an allowance for future improvements in longevity. The assumptions are based on the following mortality tables:

•	Germany: Richttafeln 2005

•	Sweden: DUS 14 (2016: PRI)

•	Austria: AVO 2008 P ANG

•	Italy: RG48
These four references are to the specific standard rates of mortality that are published and widely used in each country for the use of actuarial assessment of pension liabilities and take account of local current and future average life expectancy.

December 31, 2017 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	20	22	21	20
Female	24	24	25	20

December 31, 2016 (years)	Germany	Sweden	Austria	Italy
Retiring at the end of the year:
Male	20	23	21	20
Female	24	25	25	24

The history of experience adjustments from inception of the Company for the defined benefit retirement plans is as follows:

	Dec 31, 2017	Dec 31, 2016	9 months ended December 31, 2015
	€m	€m	€m
Present value of defined benefit obligations	261.8	262.7	238.3
Fair value of plan assets	(81.3)	(79.8)	(78.9)
Asset ceiling	—	—	—
Recognized liability in the scheme	180.5	182.9	159.4
Experience losses/(gains) on scheme liabilities	0.5	(0.3)	(1.6)
Experience (gains)/losses on scheme assets	(1.9)	(0.6)	0.5

Post-employment medical benefits- sensitivity analysis
The effect of a 1% movement in the assumed medical cost trend rate is not significant.
Defined benefit obligation- sensitivity analysis
The effect of a 1% movement in the discount rate for the year ended December 31, 2017 is as follows:

	Increase	Decrease
	€m	€m
Effect on the post-employment benefit obligation	(42.3)	55.8

There are no deficit elimination plans for any of the defined benefit schemes. Expected contributions and payments to post-employment benefit plans for the period ending December 31, 2017 are €5.8 million (December 31, 2016: €5.7 million). The weighted average duration of the defined benefit obligations is 18.3 years.